UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
           --------------------------------------------------
Address:   65 East 55th Street, 25th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number: 028-05589
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 418-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ricky C. Sandler              New York, NY              2/14/07
       -------------------------    ---------------------------    --------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






























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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $5,796,480
                                               -------------
                                               (in thousands)


List of Other Included Managers:  NONE


















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                                                               Form 13F INFORMATION TABLE


           COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
---------------------------- -------------- ----------- -----------  --------- ---- ---- ---------- ---------   --------------------
                                                          VALUE      SHRS OR   SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS     SOLE   SHARED NONE
---------------------------- -------------- ----------- -----------  --------- ---- ---- ---------- ---------   -------- ------ ----

3M CO                        COM             88579Y101     119,467   1,533,000  SH          SOLE                1,533,000   0     0
AMERICAN EXPRESS CO          COM             025816109     166,321   2,741,400  SH          SOLE                2,741,400   0     0
APPLIED MATLS INC            COM             038222105     140,220   7,600,000  SH          SOLE                7,600,000   0     0
ARAMARK CORP                 CL B            038521100      22,633     676,630  SH          SOLE                  676,630   0     0
ARBITRON INC                 COM             03875Q108     145,333   3,345,600  SH          SOLE                3,345,600   0     0
ASML HLDG NV                 COM              5949368       37,231   1,500,000  SH          SOLE                1,500,000   0     0
BED BATH & BEYOND INC        COM             075896100     134,303   3,525,000  SH          SOLE                3,525,000   0     0
BRUNSWICK CORP               COM             117043109     151,771   4,757,700  SH          SOLE                4,757,700   0     0
CINTAS CORP                  COM             172908105     152,089   3,830,000  SH          SOLE                3,830,000   0     0
CISCO SYS INC                COM             17275R102     169,621   6,206,400  SH          SOLE                6,206,400   0     0
COCA-COLA FEMSA S A DE C V   SPON ADR REP L  191241108      59,899   1,576,300  SH          SOLE                1,576,300   0     0
COPART INC                   COM             217204106      78,750   2,625,000  SH          SOLE                2,625,000   0     0
DELL INC                     COM             24702R101      97,475   3,885,000  SH          SOLE                3,885,000   0     0
DIAGEO P L C                 COM              0237400      226,423  11,539,300  SH          SOLE               11,539,300   0     0
EATON CORP                   COM             278058102     231,807   3,085,000  SH          SOLE                3,085,000   0     0
EFUNDS CORP                  COM             28224R101     101,167   3,678,800  SH          SOLE                3,678,800   0     0
EMI GROUP PLC                COM              0044473       75,235  14,505,000  SH          SOLE               14,505,000   0     0
EXPERIAN GROUP LTD ORD       COM              B19NLV4      115,718   9,861,730  SH          SOLE                9,861,730   0     0
FIRST DATA CORP              COM             319963104     130,790   5,125,000  SH          SOLE                5,125,000   0     0
FISERV INC                   COM             337738108     148,291   2,828,900  SH          SOLE                2,828,900   0     0
FRANKLIN RES INC             COM             354613101      96,950     880,000  SH          SOLE                  880,000   0     0
INTERTEK GROUP PLC           COM              3163836      125,048   7,665,000  SH          SOLE                7,665,000   0     0
ISHARES TR                   COM             4642878OU       3,263      26,100  SH   PUT    SOLE                   26,100   0     0
KONINKLIJKE PHILIPS ELECTRS  NY REG SH NEW   500472303     181,587   4,832,000  SH          SOLE                4,832,000   0     0
LADBROKES PLC                COM              B0ZSH63      144,339  17,631,500  SH          SOLE               17,631,500   0     0
LEGG MASON INC               COM             524901105      76,344     803,200  SH          SOLE                  803,200   0     0
LENNAR CORP                  CL A            526057104     149,511   2,850,000  SH          SOLE                2,850,000   0     0
LOWES COS INC                COM             548661107     102,016   3,275,000  SH          SOLE                3,275,000   0     0
MCDONALDS CORP               COM             580135101     216,725   4,888,900  SH          SOLE                4,888,900   0     0
MEREDITH CORP                COM             589433101     118,791   2,108,100  SH          SOLE                2,108,100   0     0
MICROSOFT CORP               COM             594918104     167,698   5,616,152  SH          SOLE                5,616,152   0     0
MUELLER WTR PRODS INC        COM SER A       624758108       1,723     115,900  SH          SOLE                  115,900   0     0
NAPSTER INC                  COM             630797108      14,279   3,933,566  SH          SOLE                3,933,566   0     0
NESTLE SA                    COM              7123870      187,088     527,000  SH          SOLE                  527,000   0     0
NIKE INC                     CL B            654106103      92,138     930,400  SH          SOLE                  930,400   0     0
ORACLE CORP                  COM             68389X105     172,257  10,050,000  SH          SOLE               10,050,000   0     0
PALM INC NEW                 COM             696643105         187      13,258  SH          SOLE                   13,258   0     0
PFSWEB INC                   COM             717098107         218     198,200  SH          SOLE                  198,200   0     0
QUALCOMM INC                 COM             747525103     162,081   4,289,000  SH          SOLE                4,289,000   0     0
RENAULT SA                   COM              4712798      216,970   1,807,650  SH          SOLE                1,807,650   0     0
ROSS STORES INC              COM             778296103     121,595   4,150,000  SH          SOLE                4,150,000   0     0
SCHWAB CHARLES CORP NEW      COM             808513105     214,191  11,075,000  SH          SOLE               11,075,000   0     0
STERIS CORP                  COM             859152100     114,524   4,550,000  SH          SOLE                4,550,000   0     0
STRATOS INTERNATIONAL INC    COM NEW         863100202          25       3,340  SH          SOLE                    3,340   0     0
US BANCORP DEL               COM NEW         902973304      58,132   1,606,291  SH          SOLE                1,606,291   0     0
VIACOM INC NEW               CL B            92553P201     191,885   4,676,700  SH          SOLE                4,676,700   0     0
WELLPOINT INC                COM             94973V107     142,822   1,815,000  SH          SOLE                1,815,000   0     0
WESTERN UN CO                COM             959802109     146,082   6,515,700  SH          SOLE                6,515,700   0     0
WILLIAM HILL PLC             COM              3169889       73,467   5,939,100  SH          SOLE                5,939,100   0     0

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